Note 23 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Table [Text Block]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Successor			Predecessor
	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
(in millions)
Print Systems	$1,106	$1,257	$485	$844
Micro 3D Printing and Packaging	128	130	42	75
Software and Solutions	112	108	39	82
Consumer and Film	265	352	147	371
Enterprise Inkjet Systems	84	115	53	95
Intellectual Property Solutions	1	70	9	1
Eastman Business Park	13	14	4	4
All Other	—	—	3	36
Consolidated total	$1,709	$2,046	$782	$1,508

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Print Systems	$99	$94	$38	$33
Micro 3D Printing and Packaging (6)	11	—	—	(3)
Software & Solutions	9	3	(1)	(11)
Consumer & Film	52	66	34	127
Enterprise Inkjet Systems	20	35	14	29
Intellectual Property Solutions	(22)	40	(2)	(19)
Eastman Business Park	2	1	4	1
Total of reportable segments	171	239	87	157
All Other	4	4	4	5
Depreciation and amortization	(134)	(191)	(73)	(93)
Corporate components of pension and OPEB income (1)	133	110	67	43
Restructuring costs and other	(37)	(56)	(17)	(45)
Overhead supporting, but not directly absorbed by discontinued operations (2)	(21)	(30)	(16)	(52)
Stock-based compensation	(17)	(8)	(1)	(3)
Change in U.S. vacation benefits (3)	16	—	—	—
Consulting and other costs (4)	(14)	(7)	(2)	(1)
Idle costs (5)	(3)	(4)	—	1
Manufacturing costs originally planned to be absorbed by silver halide touch screen production (6)	(2)	(1)	—	—
Fresh start adjustments	—	—	(74)	—
Other operating (expense) income, net excluding gain related to Unipixel termination (7)	(5)	(9)	(2)	495
Loss on early extinguishment of debt, net (8)	—	—	—	(8)
Interest expense (8)	(63)	(62)	(22)	(106)
Other charges, net (8)	(21)	(21)	10	(13)
Reorganization items, net (8)	(5)	(13)	(16)	2,026
Consolidated earnings (loss) from continuing operations before income taxes	$2	$(49)	$(55)	$2,406

	Successor			Predecessor
(in millions) Intangible asset amortization expense from continuing operations:	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Print Systems	$9	$9	$3	$6
Enterprise Inkjet Systems	—	—	—	—
Micro 3D Packaging & Printing	9	9	3	1
Software & Solutions	2	2	1	1
Consumer & Film	1	1	—	—
Consolidated total	$21	$21	$7	$8

	Successor			Predecessor
(in millions) Depreciation expense from continuing operations:	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Print Systems	$39	$51	$19	$34
Enterprise Inkjet Systems	5	8	4	6
Micro 3D Packaging & Printing	6	8	3	4
Software & Solutions	1	2	1	2
Consumer & Film	30	65	23	23
Intellectual Property Solutions	2	8	4	2
Eastman Business Park	6	11	7	7
Sub-total	89	153	61	78
Other	16	15	5	3
Restructuring-related depreciation	8	2	—	4
Consolidated total	$113	$170	$66	$85

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

	Successor			Predecessor
(in millions) Net sales to external customers attributed to (1):	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
The United States	$588	$728	$237	$509
Europe, Middle East and Africa	569	698	270	528
Asia Pacific	376	433	200	322
Canada and Latin America	176	187	75	149
Non U.S. countries total	1,121	1,318	545	999
Consolidated total	$1,709	$2,046	$782	$1,508

(in millions)	As of December 31,
Property, plant and equipment, net located in:	2015	2014	2013
The United States	$199	$253	$378
Europe, Middle East and Africa	43	66	91
Asia Pacific	74	72	83
Canada and Latin America	78	110	132
Non U.S. countries total (1)	195	248	306
Consolidated total	$394	$501	$684